Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Income (loss) before income taxes	$ 27,142	$ (274,595)
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	7,193	(73,042)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	1,142	738
(Non-deductible) non-taxable portion of capital losses, net	(2,908)	7,186
Non-taxable foreign exchange gain	(1,153)	(357)
Differences in foreign statutory tax rates	(408)	19,758
Share of equity loss of associates	1,015	2,954
Tax benefits not recognized	6,570	1,582
Foreign withholding taxes	778	584
Taxable foreign accrual property income	432	99
Tax rate changes of deferred income taxes	11	98
Other	(1,759)	0
Total income tax recovery (expense)	$ 10,913	$ (40,400)